UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal ETF Trust
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal ETF Trust

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant's telephone number, including area code

Date of fiscal year end: January 31

Date of reporting period: January 31, 2024

Item 1. Reports to Stockholders.

(a)

Intelligent Real Estate ETF

Ticker: REAI

(Formerly: Private Real Estate Strategy via Liquid REITs ETF)

Residential REIT ETF

Ticker: HAUS
(Formerly: Residential REIT Income ETF)

Annual Report

January 31, 2024

This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

Armada ETFs

Armada ETFs

1

The Intelligent Real Estate ETF (formerly Private Real Estate Strategy via Liquid REITs ETF (PRVT)) (“REAI” or the “Fund”) is an actively-managed exchange-traded fund that pursues a total return objective by investing in publicly-traded real estate investment trusts (REITs) and mortgage-backed securities (MBS) listed primarily on U.S. stock exchanges, and to a lesser extent, stock exchanges in Canada, Europe, and Asia. The Fund will invest in REITs and MBS that, in the determination of the Fund’s sub-adviser, have quantitative and qualitative characteristics that compare favorably to the aggregate real estate portfolio holdings of a select group of public, non-traded REITs. The Sub-Adviser will seek similar strategic themes for the Fund by investing in publicly-traded REITs and construct the Fund’s REIT exposure “intelligently” rather than by simply replicating non-traded REITs’ exposure. The Fund’s performance from inception (June 12, 2023) through the fiscal year end (January 31, 2024) (the “Period”) was -2.15% (NAV) and -2.04% (Market). That compares to its benchmark, the Dow Jones U.S. Select REIT Index, which returned 5.25% over the same period.

The rebranding of PRVT to REAI reflects Armada’s commitment to being at the forefront of quantitative asset management in the REIT space. The Intelligent Real Estate ETF is specifically designed to leverage REIT-specific factors within a systematic framework, aiming to provide exposure to REITs that align with Armada’s systematic approach and compare favorably to the aggregate real estate portfolio holdings of a carefully selected group of public, non-traded REITs.

The Fund leverages proprietary technology, evaluating both qualitative and quantitative factors of REITs and commercial real estate on a broad scale to optimize public market real estate exposure. Real-time and historical REIT financial and trading data generate various REIT-specific factors and enriched data features, which flow into advanced statistical models and trained machine learning models to quantitatively grade each company in the investable REIT universe. These scores are then applied through a portfolio management system that seeks to optimize sub-sector exposure, position size, and rebalance timing.

The Nareit All Equity REIT Index posted total returns of 8.9% in December and finished the year up 11.4%. Data center REITs led the way with total returns up 30.1% for the year, followed by regional mall REITs (up 29.9%), lodging/resorts (up 23.9%), and single-family rental REITs (up 20.6%). The Fund’s relative overweight exposure to both lodging and residential REITs helped its performance. The Fund’s continued its underweight allocation to data centers and cell towers which hurt overall 2023 performance.

Only a few segments ended the year in negative territory, including freestanding retail REITs, telecommunications REITs, and diversified REITs. In the last quarter of 2023, REITs outperformed the Russell 1000 Index and the S&P 500® Total Return Index by 6% and 5.52%, respectively, with the all-equity REIT index up 18%.

This outperformance by REITs reflects the historical trend of REITs surpassing other asset classes when monetary tightening policies come to an end, setting the stage for potentially strong returns in 2024. Despite the challenges posed by the macroeconomic environment in 2023, including rising inflation, uncertainty regarding central banks’ interest rate increases, and the possibility of a national or global recession, REITs demonstrated resilience and managed to deliver positive returns.

We maintain a positive outlook for the broader REIT market due to several factors. Firstly, a large portion of REIT returns come from dividends, providing a steady income stream for investors. Secondly, the potential for further gains in 2024 relative to the broader stock market and private real estate is supported by the Federal Reserve signaling the end of its tightening policy and teasing potential rate cuts in 2024.

However, it’s important to note that certain sectors within the REIT market may face challenges. Data center REITs, which were the top-performing subsegment in 2023 with total returns up 30.1%, may face headwinds due to their relatively high valuations and the potential for increased competition in the sector.

Despite these challenges, we believe that the overall REIT market is well-positioned to benefit from the long-term strength of the real estate sector, and our actively managed, intelligent approach to investing in REITs aims to capitalize on these opportunities while managing risk through diversification and careful sub-sector allocation.

SHAREHOLDER LETTER (Unaudited)

Armada ETFs

2

The Residential REIT ETF (formerly the Residential REIT Income ETF) (“HAUS” or the “Fund”) is an actively-managed exchange-traded fund that pursues a total return objective by investing in publicly-traded real estate investment trusts (REITs) that derive their revenue from ownership and/or management of residential properties in the U.S., including multifamily housing, single-family rental housing, and senior housing. The Fund employs an active management strategy, utilizing a proprietary filtering process and flexible weighting seeking to optimize its portfolio. The Fund’s performance for the fiscal year ended January 31, 2024 (the “Period”) was -1.39% (NAV) and -1.14% (Market). That compares to its benchmark, the Dow Jones U.S. Select REIT Index, which returned -1.46% over the same period.

At Armada, we believe that market capitalization-weighted REIT exposure does not create the best listed real estate strategy for investors. As a result, we have implemented an equally-weighted strategy for HAUS, which we believe generates a portfolio of listed real estate with a slightly higher dividend, more leverage, and greater geographic diversity than a market capitalization-weighted portfolio. This approach also allows the Fund to benefit from the mean reversion inherent to Residential REITs.

The Nareit All Equity REIT Index posted total returns of 8.9% in December and finished the year up 11.4%. Data center REITs led the way with total returns up 30.1% for the year, followed by regional mall REITs (up 29.9%), lodging/resorts (up 23.9%), and single-family rental REITs (up 20.6%). The Fund’s high exposure to smaller capitalization Residential REITs helped it’s performance in the 4th Quarter.

Only a few segments ended the year in negative territory, including freestanding retail REITs, telecommunications REITs, and diversified REITs. In the last quarter of 2023, REITs outperformed the Russell 1000 Index and the S&P 500® Total Return Index by 6% and 5.52% respectively, with the all-equity REIT index up 18%.

This outperformance by REITs reflects the historical trend of REITs surpassing other asset classes when monetary tightening policies come to an end, setting the stage for potentially strong returns in 2024. Despite the challenges posed by the macroeconomic environment in 2023, including rising inflation, uncertainty regarding central banks’ interest rate increases, and the possibility of a national or global recession, REITs demonstrated resilience and managed to deliver positive returns.

We believe that our actively managed, equally-weighted approach to investing in Residential REITs positions HAUS to benefit from the long-term strength of the domestic rental housing market. The U.S. housing market and Residential REITs are closely intertwined, as these REITs primarily invest in and manage residential properties, such as multifamily housing, single-family rental homes, and senior housing. When housing affordability is low, meaning that home prices and mortgage rates are high relative to income levels, many potential homebuyers are priced out of the market. This situation creates a tailwind for Residential REITs, as more people are forced to rent instead of buying homes.

As demand for rental properties increases, Residential REITs can benefit from higher occupancy rates, increased rental income, and the potential for rent growth. Furthermore, the stable cash flows generated by these properties can support attractive dividend yields for REIT investors. In a low housing affordability environment, Residential REITs are well-positioned to capitalize on the growing demand for rental housing, making them an attractive investment option for those seeking income and exposure to the real estate sector.

SHAREHOLDER LETTER (Unaudited) (Continued)

Armada ETFs

3

SHAREHOLDER LETTER (Unaudited) (Continued)

Important Information

Must be preceded or accompanied by a prospectus.

Investments involve risk. Principal loss is possible.

Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value. Brokerage commissions may apply and would reduce returns. The Funds are newer and have limited operating history from which to base investment decisions.

Fund Risks: Each Fund is classified as a non-diversified investment company. The Funds may invest a greater portion of their assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. To the extent that the Funds invest in other funds, a shareholder will bear two layers of asset-based expenses, which could reduce returns compared to a direct investment in the underlying funds.

Through their investments in REITs, the Funds are subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems, and natural disasters. HAUS may invest in derivatives, which are often more volatile than other investments and may magnify the Fund’s gains or losses.

The Funds may invest in debt securities which are subject to the risks of an issuer’s inability to meet its obligations under the security; failure of an issuer or borrower to pay principal and interest when due; and interest rate changes affect the prices of fixed income securities. In addition, an increase in prevailing interest rates typically causes the value of existing fixed income securities to fall and often has a greater impact on longer duration and/or higher quality fixed income securities.

The Funds do not seek to track or replicate an index. Thus, the ability of the Funds to achieve their objective will depend on the effectiveness of the portfolio managers. In general, ETFs can be tax efficient. ETFs are subject to capital gains tax and taxation of dividend income. However, ETFs are structured in such a manner that taxes are generally minimized for the holder of the ETF. The Funds accommodate investment inflows and outflows by creating or redeeming “creation units,” which are baskets of assets, through Authorized Participants. As a result, the investor usually is not exposed to capital gains on any individual security in the underlying portfolio. However, capital gains tax may be incurred by the investor after the Funds are sold.

Dow Jones U.S. Select REIT Index: The Dow Jones U.S. Select REIT Index tracks the performance of publicly traded REITs and REIT-like securities and is designed to serve as a proxy for direct real estate investment, in part by excluding companies whose performance may be driven by factors other than the value of real estate. The index is a subset of the Dow Jones U.S. Select Real Estate Securities Index (RESI), which represents equity real estate investment trusts (REITs)and real estate operating companies (REOCs) traded in the U.S.

FTSE Nareit All Equity REITs Index: The FTSE Nareit All Equity REITs Index is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. Constituents of the index include all tax-qualified REITs with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property.

Russell 1000 Index: The Russell 1000 Index is a subset of the larger Russell 3000 Index and represents the 1000 top companies by market capitalization in the United States.

S&P 500 Index: The S&P 500 Index, or Standard & Poor’s 500 Index, is a market-capitalization-weighted index of 500 leading publicly traded companies in the U.S. designed to represent the broad domestic market. The Index includes the reinvestment of dividends.

Cash Flow - is a measure of a company’s ability to generate the cash flow necessary to maintain operations. Generally, it is calculated as operating cash flow minus capital expenditures.

Dividend yield - refers to a stock’s annual dividend payments to shareholders, expressed as a percentage of the stock’s current price.

Fund holdings and sector allocations are subject to change. Please see the Schedules of Investments for a complete list of holdings.

Distributed by Foreside Fund Services, LLC.

4

Intelligent Real Estate ETF

PERFORMANCE SUMMARY (Unaudited)

$12,000
$10,000
$8,000
6/12/2023
6/30/2023
7/31/2023
8/31/2023
9/30/2023
10/31/2023
11/30/2023
12/31/2023
1/31/2024
Intelligent Real Estate ETF - NAV
Intelligent Real Estate ETF - MKT
S&P 500 Total Return
Dow Jones U.S. Select REIT Index

Total Returns for the period ended January 31, 2024:	Since Inception (06/12/2023)	Ending Value (01/31/2024)
Intelligent Real Estate ETF - NAV	-2.15%	$ 9,785
Intelligent Real Estate ETF - Market	-2.04%	9,796
Dow Jones U.S. Select REIT Index	5.25%	10,525
S&P 500® Total Return Index	12.76%	11,276

This chart illustrates the performance of a hypothetical $10,000 investment made on June 12, 2023 (commencement of operations), and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (800) 693-8288. The Fund’s expense ratio is 0.59% (as of the Fund’s most recently filed prospectus dated June 2, 2023).

5

Residential REIT ETF

5

PERFORMANCE SUMMARY (Unaudited)

$12,000
$10,000
$8,000
$6,000
2/28/2022
3/31/2022
6/30/2022
9/30/2022
12/31/2022
3/31/2023
6/30/2023
9/30/2023
12/31/2023
1/31/2024
Residential REIT ETF - NAV
Residential REIT ETF - MKT
S&P 500 Total Return
Dow Jones U.S. Select REIT Index

Total Returns for the year ended January 31, 2024:	1 Year	Since Inception (02/28/2022)	Ending Value (01/31/2024)
Residential REIT ETF - NAV	-1.39%	-9.08%	$8,327
Residential REIT ETF - Market	-1.14%	-9.00%	8,340
Dow Jones U.S. Select REIT Index	-1.46%	-5.48%	8,973
S&P 500® Total Return Index	20.82%	7.20%	11,431

This chart illustrates the performance of a hypothetical $10,000 investment made on February 28, 2022 (commencement of operations), and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (800) 693-8288. The Fund’s expense ratio is 0.60% (as of the Fund’s most recently filed prospectus dated May 31, 2023).

6

Intelligent Real Estate ETF

Sector(1)	% of Net Assets
Apartments	23.7%
Hotels	14.4
Shopping Centers	13.3
Warehouse & Industry	12.3
Office Property	10.5
Diversified	8.5
Health Care	8.0
Storage	4.1
Manufactured Homes	4.1
Cash Equivalents(2)	1.1
Total	100.0%

(1)Bloomberg sector categories.

(2)Represents short-term investments and liabilities in excess of other assets.

PORTFOLIO ALLOCATIONS at January 31, 2024 (Unaudited)

7

Residential REIT ETF

7

Sector(1)	% of Net Assets
Apartments	61.2%
Diversified	8.4
Manufactured Homes	8.2
Health Care	8.2
Storage	8.0
Management & Service	5.2
Cash Equivalents(2)	0.8
Total	100.0%

(1)Bloomberg sector categories.

(2)Represents short-term investments and liabilities in excess of other assets.

PORTFOLIO ALLOCATIONS at January 31, 2024 (Unaudited)

Intelligent Real Estate ETF

8

The accompanying notes are an integral part of these financial statements.

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 98.9%
Acadia Realty Trust	5,167	$88,149
Alexandria Real Estate Equities, Inc.	441	53,317
American Homes 4 Rent - Class A	1,584	55,519
Apartment Income REIT Corp.	1,691	55,279
Apple Hospitality REIT, Inc.	5,114	82,131
AvalonBay Communities, Inc.	303	54,240
Brandywine Realty Trust	10,857	51,462
Brixmor Property Group, Inc.	3,716	83,387
Camden Property Trust	889	83,424
CareTrust REIT, Inc.	2,496	52,216
Centerspace	966	52,898
Cousins Properties, Inc.	3,619	82,911
DiamondRock Hospitality Co.	6,184	56,522
Digital Realty Trust, Inc.	654	91,860
Douglas Emmett, Inc.	5,754	77,967
EastGroup Properties, Inc.	312	55,358
Equity LifeStyle Properties, Inc.	803	54,355
Equity Residential	1,426	85,831
Essex Property Trust, Inc.	236	55,052
Extra Space Storage, Inc.	373	53,876
Federal Realty Investment Trust	548	55,748
First Industrial Realty Trust, Inc.	1,634	84,183
Gaming and Leisure Properties, Inc.	1,186	54,141
Highwoods Properties, Inc.	3,755	86,252
Host Hotels & Resorts, Inc.	4,528	87,029
Independence Realty Trust, Inc.	3,700	54,353
Invitation Homes, Inc.	1,662	54,730
Kimco Realty Corp.	3,959	79,972
Mid-America Apartment Communities, Inc.	651	82,273
NexPoint Residential Trust, Inc.	2,492	76,131
Omega Healthcare Investors, Inc.	2,817	81,693
Pebblebrook Hotel Trust	5,601	85,248
Prologis, Inc.	430	54,477
Public Storage	296	83,824
Regency Centers Corp.	864	54,147
Retail Opportunity Investments Corp.	6,294	85,535
Rexford Industrial Realty, Inc.	1,557	81,883
STAG Industrial, Inc. - Class A	2,258	83,410
Summit Hotel Properties, Inc.	8,663	56,136
Sun Communities, Inc.	651	81,603
Sunstone Hotel Investors, Inc.	5,347	57,052
Terreno Realty Corp.	909	54,295
UDR, Inc.	2,334	84,071

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 98.9% (Continued)
Ventas, Inc.	1,735	$80,487
Veris Residential, Inc.	5,570	84,943
VICI Properties, Inc.	1,822	54,879
Welltower, Inc.	638	55,193
Xenia Hotels & Resorts, Inc.	4,310	57,452
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $3,448,640)		3,316,894

SHORT-TERM INVESTMENTS - 1.1%
Money Market Funds - 1.1%
First American Government Obligations Fund - Class X, 5.25%(a)	37,705	37,705
TOTAL SHORT-TERM INVESTMENTS
(Cost $37,705)		37,705

TOTAL INVESTMENTS - 100.0%
(Cost $3,486,345)		3,354,599
Liabilities in Excess of Other Assets – (0.0)%(b)		(929)
TOTAL NET ASSETS - 100.0%		$3,353,670

REIT – Real Estate Investment Trust

Percentages are stated as a percent of net assets.

(a)The rate shown represents the annualized seven-day effective yield as of January 31, 2024.

(b)Represents less than 0.05% of net assets.

SCHEDULE OF INVESTMENTS as of January 31, 2024

Residential REIT ETF

9

The accompanying notes are an integral part of these financial statements.

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 99.2%
American Homes 4 Rent - Class A - Class A	2,676	$93,793
Apartment Income REIT Corp.	2,769	90,519
Apartment Investment and Management Co. - Class A(a)	12,051	89,539
AvalonBay Communities, Inc.	515	92,190
BRT Apartments Corp.	5,077	85,294
Camden Property Trust	969	90,931
CareTrust REIT, Inc.	4,274	89,412
Centerspace	1,646	90,135
Elme Communities	6,538	94,669
Equity LifeStyle Properties, Inc.	1,353	91,585
Equity Residential	1,556	93,656
Essex Property Trust, Inc.	386	90,042
Extra Space Storage, Inc.	601	86,808
Independence Realty Trust, Inc.	6,224	91,431
Invitation Homes, Inc.	2,802	92,270
Mid-America Apartment Communities, Inc.	714	90,235
NexPoint Residential Trust, Inc.	2,771	84,654
Public Storage	317	89,772
Sun Communities, Inc.	721	90,377
Tricon Residential, Inc.	10,551	116,378
UDR, Inc.	2,506	90,266
UMH Properties, Inc.	6,246	94,377
Veris Residential, Inc.	6,078	92,690
Welltower, Inc.	1,068	92,393
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $2,372,377)		2,203,416

SHORT-TERM INVESTMENTS - 1.4%
Money Market Funds - 1.4%
First American Government Obligations Fund - Class X, 5.25%(b)	30,793	30,793
TOTAL SHORT-TERM INVESTMENTS (Cost $30,793)		30,793

TOTAL INVESTMENTS - 100.6%		2,234,209
(Cost $2,403,170)
Liabilities in Excess of Other Assets - (0.6)%		(13,309)
TOTAL NET ASSETS - 100.0%		$2,220,900

REIT – Real Estate Investment Trust

Percentages are stated as a percent of net assets.

(a)Non-income producing security.

(b)The rate shown represents the annualized seven-day effective yield as of January 31, 2024.

SCHEDULE OF INVESTMENTS as of January 31, 2024

Armada ETFs

10

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES at January 31, 2024

	Intelligent Real Estate ETF	Residential REIT ETF

Assets:
Investments in securities, at value (Note 2)	$3,354,599	$2,234,209
Receivables:
Investment securities sold	—	781,349
Dividends and interest	798	96
Total assets	3,355,397	3,015,654

Liabilities:
Payables:
Fund shares redeemed	—	793,180
Management fees (Note 4)	1,727	1,574
Total liabilities	1,727	794,754
Net Assets	$3,353,670	$2,220,900

Components of Net Assets:
Paid-in capital	$3,558,207	$2,862,917
Total distributable (accumulated) earnings (losses)	(204,537)	(642,017)
Net assets	$3,353,670	$2,220,900

Net Asset Value (unlimited shares authorized):
Net assets	$3,353,670	$2,220,900
Shares of beneficial interest issued and outstanding	175,000	140,000
Net asset value	$19.16	$15.86

Cost of investments	$3,486,345	$2,403,170

Armada ETFs

11

The accompanying notes are an integral part of these financial statements.

	Intelligent Real Estate ETF(1)	Residential REIT ETF

Investment Income:
Dividend income (net of foreign withholding tax of $0 and $202, respectively)	$49,862	$94,959
Interest income	1,359	3,013
Total investment income	51,221	97,972

Expenses:
Management fees (Note 4)	9,248	23,254
Total expenses	9,248	23,254
Net investment income (loss)	41,973	74,718

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(65,480)	(521,650)
Change in net unrealized appreciation/depreciation on investments	(131,746)	272,249
Net realized and unrealized gain (loss) on investments	(197,226)	(249,401)
Net increase (decrease) in net assets resulting from operations	$(155,253)	$(174,683)

(1)The Fund commenced operations on June 12, 2023. The information presented is from June 12, 2023 to January 31, 2024.

STATEMENTS OF OPERATIONS For the Year/Period Ended January 31, 2024

Intelligent Real Estate ETF

12

The accompanying notes are an integral part of these financial statements.

Period Ended January 31, 2024(1)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$41,973
Net realized gain (loss) on investments	(65,480)
Change in net unrealized appreciation/depreciation on investments	(131,746)
Net increase (decrease) in net assets resulting from operations	(155,253)

Distributions to Shareholders:
Distributable earnings	(49,284)
Return of capital	(16,350)
Distributions to shareholders	(65,634)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net changes in outstanding shares (2)	3,574,557
Total increase (decrease) in net assets	3,353,670

Net Assets:
Beginning of period	—
End of period	$3,353,670

(1)The Fund commenced operations on June 12, 2023. The information presented is from June 12, 2023 to January 31, 2024.

(2)Summary of share transactions is as follows:

	Period Ended January 31, 2024(1)
	Shares	Value
Shares sold	175,000	$3,574,557
Shares redeemed	—	—
Net increase (decrease)	175,000	$3,574,557

STATEMENT OF CHANGES IN NET ASSETS

Residential REIT ETF

13

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended January 31, 2024	Period Ended January 31, 2023(1)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$74,718	$41,742
Net realized gain (loss) on investments	(521,650)	(35,747)
Change in net unrealized appreciation/depreciation on investments	272,249	(441,210)
Net increase (decrease) in net assets resulting from operations	(174,683)	(435,215)

Distributions to Shareholders:
Distributable earnings	(75,134)	(60,141)
Return of capital	(30,774)	—
Distributions to shareholders	(105,908)	(60,141)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net changes in outstanding shares(2)	(1,637,076)	4,633,923
Total increase (decrease) in net assets	(1,917,667)	4,138,567

Net Assets:
Beginning of year/period	4,138,567	—
End of year/period	$2,220,900	$4,138,567

(1)The Fund commenced operations on February 28, 2022. The information presented is from February 28, 2022 to January 31, 2023.

(2)Summary of share transactions is as follows:

	Year Ended January 31, 2024		Period Ended January 31, 2023(1)
	Shares	Value	Shares	Value
Shares sold	70,000	$1,102,306	250,000	$4,633,923
Shares redeemed	(180,000)	(2,739,382)	—	—
Net increase (decrease)	(110,000)	$(1,637,076)	250,000	$4,633,923

Intelligent Real Estate ETF

14

The accompanying notes are an integral part of these financial statements.

Period Ended January 31, 2024(1)

Net asset value, beginning of period	$20.00

Income from Investment Operations:
Net investment income (loss)(2)	0.33
Net realized and unrealized gain (loss)(3)	(0.77)
Total from investment operations	(0.44)

Less Distributions:
From net investment income	(0.30)
From return of capital	(0.10)
Total distributions	(0.40)

Net asset value, end of period	$19.16
Total return(4)(5)	(2.15)%

Rations/ Supplemental Data:
Net assets, end of period (millions)	$3.4
Portfolio turnover rate(4)(6)	69%
Ratio of expenses to average net assets(7)	0.59%
Ratio of net investment income (loss) to average net assets(7)	2.69%

(1)The Fund commenced operations on June 12, 2023. The information presented is from June 12, 2023 to January 31, 2024.

(2)Calculated using average shares outstanding method.

(3)Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(4)Not annualized.

(5)The total return is based on the Fund’s net asset value. Additional performance information is presented in the Performance Summary.

(6)Excludes the impact of in-kind transactions.

(7)Annualized.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

Residential REIT ETF

15

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year/period

	Year Ended January 31, 2024	Period Ended January 31, 2023(1)

Net asset value, beginning of year/period	$16.55	$20.00

Income from Investment Operations:
Net investment income (loss)(2)	0.30	0.25
Net realized and unrealized gain (loss)(3)	(0.56)	(3.36)
Total from investment operations	(0.26)	(3.11)

Less Distributions:
From net investment income	(0.31)	(0.24)
From return of capital	(0.12)	—
From long-term capital gains	—	(0.10)
Total distributions	(0.43)	(0.34)

Net asset value, end of year/period	$15.86	$16.55
Total return(4)	(1.39)%	(15.56	)%(5)

Rations/ Supplemental Data:
Net assets, end of year/period (millions)	$2.2	$4.1
Portfolio turnover rate(6)	57%	15	%(5)
Ratio of expenses to average net assets	0.60%	0.60	%(7)
Ratio of net investment income (loss) to average net assets	1.93%	1.59	%(7)

(1)The Fund commenced operations on February 28, 2022. The information presented is from February 28, 2022 to January 31, 2023.

(2)Calculated using average shares outstanding method.

(3)Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(4)The total return is based on the Fund’s net asset value. Additional performance information is presented in the Performance Summary.

(5)Not annualized.

(6)Excludes the impact of in-kind transactions.

(7)Annualized.

Armada ETFs

16

Note 1 – Organizational

The Intelligent Real Estate ETF and Residential REIT ETF (each, a “Fund,” and collectively, the “Funds”) are non-diversified series of shares of beneficial interest of Tidal ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (f/k/a Toroso Investments, LLC) (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds and Armada ETF Advisors LLC (“Armada” or the “Sub-Adviser”), serves as sub-adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services—Investment Companies.” The Intelligent Real Estate ETF commenced operations on June 12, 2023 and the Residential REIT ETF commenced operations on February 28, 2022. Prior to January 31, 2024, the Intelligent Real Estate ETF was formerly named the Private Real Estate Strategy via Liquid REITs ETF. Prior to May 31, 2023 the Residential REIT ETF was formerly named the Residential REIT Income ETF.

The investment objective for each Fund is to seek total return.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Funds are open for business.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –

Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

NOTES TO FINANCIAL STATEMENTS January 31, 2024

Armada ETFs

17

NOTES TO FINANCIAL STATEMENTS January 31, 2024 (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of January 31, 2024:

Intelligent Real Estate ETF

Investments in Securities	Level 1	Level 2	Level 3	Total
Real Estate Investment Trusts	$3,316,894	$—	$—	$3,316,894
Short-Term Investments	37,705	—	—	37,705
Total Investments in Securities	$3,354,599	$—	$—	$3,354,599

Residential REIT ETF

Investments in Securities	Level 1	Level 2	Level 3	Total
Real Estate Investment Trusts	$2,203,416	$—	$—	$2,203,416
Short-Term Investments	30,793	—	—	30,793
Total Investments in Securities	$2,234,209	$—	$—	$2,234,209

B.Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

As of January 31, 2024, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

C.Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

D.Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Funds are declared and paid quarterly. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

Armada ETFs

18

NOTES TO FINANCIAL STATEMENTS January 31, 2024 (Continued)

E.Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

G.Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

H.Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

I.Reclassification of Capital Accounts. Accounting principles U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications are primarily due to adjustments for redemptions in-kind. These reclassifications have no effect on net assets or NAV per share. For the year ended January 31, 2024, the following adjustments were made:

Fund	Paid-In Capital	Total Distributable (Accumulated) Earnings (Losses)
Intelligent Real Estate ETF	$—	$—
Residential REIT ETF	$(103,156)	$103,156

During the period ended January 31, 2024, there were no realized net capital gains/losses for the Intelligent Real Estate ETF resulting from in-kind redemptions. During the year ended January 31, 2024 the Residential REIT ETF realized $103,156 in net capital losses resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains/losses are not taxable to the Funds, and gains are not distributed to shareholders, they have been reclassified from distributable earnings to paid-in capital.

J.Recently Issued Accounting Pronouncements.

•In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. The Funds are currently evaluating the impact, if any, of these amendments on the financial statements.

K.Other Regulatory Matters. In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require Funds to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

Armada ETFs

19

NOTES TO FINANCIAL STATEMENTS January 31, 2024 (Continued)

Note 3 – Principal Investment Risks

A.Concentration Risk. Each Fund’s investments will be concentrated in the real estate industry. As a result, the value of Shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries.

B.Convertible Securities Risk (Residential REIT ETF Only). Convertible securities rank senior to the issuer’s common stock, but may be subordinate to senior debt obligations. In part, the total return for a convertible security may depend upon the performance of the underlying stock into which it can be converted. Convertible securities are also subject to counterparty risk which is the likelihood or probability that one of the parties involved in an agreement, or participating in a transaction, might default on its contractual obligation. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund which could affect the Fund’s performance.

C.Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Funds are susceptible to operational, information security, and related risks. Cyber incidents affecting the Funds or their service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with each Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

D.Data Risk (Intelligent Real Estate ETF Only). The Sub-Adviser relies heavily on publicly available data about non-traded REITs and publicly-traded REITs. If data proves to be incorrect or incomplete, any decisions made in reliance thereon may lead to portfolio management decisions for the Fund that would not have been made had the data been correct and complete.

E.Debt Securities Risk. Each Fund invests in debt securities, such as bonds and certain asset-backed securities, that involve certain risks, including:

•Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Funds may “call” or repay the security prior to its stated maturity, and the Funds may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Funds’ income.

•Event Risk. Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.

•Extension Risk. When interest rates rise, certain obligations will be repaid by the obligor more slowly than anticipated, causing the value of these securities to fall.

F.Derivatives Risk (Residential REIT ETF Only). The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

•Swap Agreements Risk. Swap agreements are entered into primarily with major global financial institutions for a specified period, which may range from one day to more than six months. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities representing a particular sector or index. Swap agreements are particularly subject to counterparty credit, liquidity, valuation, correlation, and leverage risk. Swap agreements could result in losses if interest rates or credit quality changes are not correctly anticipated by the Fund, if the reference index, security, or investments do not perform as expected, or if the counterparty defaults.

Armada ETFs

20

NOTES TO FINANCIAL STATEMENTS January 31, 2024 (Continued)

•Options Risk. Options enable the Fund to purchase exposure that is significantly greater than the premium paid. Consequently, the value of such options can be volatile, and a small investment in options can have a large impact on the performance of the Fund. The Fund risks losing all or part of the cash paid (premium) for purchasing options. Even a small decline in the value of a reference asset underlying call options or a small increase in the value of a reference asset underlying put options can result in the entire investment in such options being lost. Additionally, the value of the option may be lost if the Sub-Adviser fails to exercise such option at or prior to its expiration.

G.ETF Risk.

•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Funds (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Cash Redemption Risk. Each Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Funds may not be able to redeem in-kind certain securities held by the Funds (e.g., derivative instruments and bonds that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Funds may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause a Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Funds may have less cash efficiency and pay out higher annual capital gain distributions to shareholders than if the in-kind redemption process was used.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate a Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

•Trading. Although Shares are listed on a national securities exchange, such as Cboe BZX Exchange, Inc. or The Nasdaq Stock Market, LLC (each, an “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Funds’ underlying portfolio holdings, which can be significantly less liquid than Shares.

H.Equity Market Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Funds’ portfolios may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest.

I.Foreign Securities Risk (Residential REIT ETF Only). Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

Armada ETFs

21

NOTES TO FINANCIAL STATEMENTS January 31, 2024 (Continued)

J.General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Funds’ portfolios may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

K.Management Risk. The Funds are actively-managed and may not meet their investment objectives based on the Sub-Adviser’s (defined below) success or failure to implement investment strategies for the Funds. In addition, for the Intelligent Real Estate ETF, the Sub-Adviser’s strategy is based on its analysis of both non-traded REITs and publicly-traded REITs. A number of factors, such as the location and quality of actual real estate included in a REIT, as well as tenancy rates and leverage, can have a significant impact on a REIT’s performance and cause the performance of REITs with similar asset allocations to vary widely performance-wise. Further, REITs are sensitive to socio-economic trends, such as work-from home, demographic shifts, and interest rate changes. The Sub-Adviser analyzes such factors for the Fund’s investment strategy. However, the Sub-Adviser’s analysis concerning particular REITs may prove to be inaccurate, which could cause the Fund’s portfolio to behave differently than anticipated.

L.Newer Adviser Risk. The Sub-Adviser has been a registered investment adviser since January 2022 and had not previously served as an adviser or sub-adviser to an investment company. As a result, there is no long-term track record against which an investor may judge the Sub-Adviser and it is possible that the Sub-Adviser may not achieve the Funds’ intended investment objective.

M.Newer Fund Risk. The Funds are recently organized management investment companies with limited operating histories. As a result, prospective investors have a limited track record or history on which to base their investment decisions. There can be no assurance that either Fund will grow to or maintain an economically viable size.

N.Non-Diversification Risk. Because the Funds are “non-diversified,” they may invest a greater percentage of their assets in the securities of a single issuer or a smaller number of issuers than if they were diversified funds. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Funds’ overall values to decline to a greater degree than if the Funds held more diversified portfolios.

O.Other Investment Companies Risk (Residential REIT ETF Only). The Fund will incur higher and duplicative expenses when it invests in ETFs and other investment companies. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds as the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. ETFs may be less liquid than other investments, and thus their share values more volatile than the values of the investments they hold. Investments in ETFs are also subject to the “ETF Risks” described above.

P.Real Estate Securities Risk (Residential REIT ETF Only). Adverse economic, business or political developments affecting real estate could have a major effect on the value of the Fund’s investments in Residential REITs and Real Estate-Related Securities. Investing in Residential REITs and Real Estate-Related Securities may subject the Fund to risks associated with the direct ownership of real estate. Changes in interest rates may also affect the value of the Fund’s investment in Residential REITs and Real Estate-Related Securities. Real estate investments are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. Real estate investments are also subject to heavy cash flow dependency and defaults by borrowers.

Q.Real Estate Securities Risk (Intelligent Real Estate ETF Only). Adverse economic, business or political developments affecting real estate could have a major effect on the value of the Fund’s investments in REITs. Investing in REITs may subject the Fund to risks associated with the direct ownership of real estate. Changes in interest rates may also affect the value of the Fund’s investment in certain REITs. Real estate investments are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. Real estate investments are also subject to heavy cash flow dependency and defaults by borrowers.

Armada ETFs

22

NOTES TO FINANCIAL STATEMENTS January 31, 2024 (Continued)

R.REIT Risk. A REIT is a company that owns or finances income-producing real estate and meets certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”), as more fully described in the Funds’ Statement of Additional Information (“SAI”). Through its investments in REITs, each Fund is subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REITs are subject to additional risks, including those related to adverse governmental actions; declines in property value and the real estate market; the potential failure to qualify for tax-free pass through of income; and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area, or a small number of property types. As a result, investments in REITs may be volatile. To the extent the Funds invest in REITs concentrated in specific geographic areas or property types, the Funds may be subject to a greater loss as a result of adverse developments affecting such area or property types. REITs are pooled investment vehicles with their own fees and expenses and the Funds will indirectly bear a proportionate share of those fees and expenses.

S.Mortgage-Related Securities (“MBS”) Risk (Intelligent Real Estate ETF Only). Mortgage-related securities, including CMBS (defined below) and RMBS (defined below), may be particularly sensitive to changes in prevailing interest rates and economic conditions, including delinquencies and defaults. The prices of MBS, depending on their structure and the rate of payments, can be volatile. They are subject to prepayment risk (higher than expected prepayment rates of mortgage obligations due to a fall in market interest rates) and extension risk (lower than expected prepayment rates of mortgage obligations due to a rise in market interest rates). These risks increase the Fund’s overall interest rate risk. Some mortgage-related securities receive government or private support, but there is no assurance that such support will remain in place.

•Commercial Mortgage-Backed Securities (“CMBS”) Risk (Intelligent Real Estate ETF Only). CMBS include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants.

•Residential Mortgage-Backed Securities (“RMBS”) Risk. RMBS are subject to the risks generally associated with fixed-income securities and mortgage-backed securities. Delinquencies and defaults by borrowers in payments on the underlying mortgages, and the related losses, are affected by general economic conditions, the borrower’s equity in the mortgaged property and the borrower’s financial circumstances. The risks associated with RMBS are greater for those in the Alt-A and subprime first lien mortgage sectors than those in the prime first lien mortgage sectors, but the risks exist for all RMBS. Subprime loans are loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Therefore, RMBS backed by subprime loans may suffer significantly greater declines in value due to defaults or the increased risk of default.

Note 4 – Commitments and Other Related Party Transactions

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to oversight of the Board. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Management Fee”) based on the average daily net assets of each Fund as follows:

Fund	Management Fee
Intelligent Real Estate ETF	0.59%
Residential REIT ETF	0.60%

Out of the Management Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by each Fund

Armada ETFs

23

NOTES TO FINANCIAL STATEMENTS January 31, 2024 (Continued)

except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”) and the Management Fee payable to the Adviser. The Management Fees incurred are paid monthly to the Adviser. Management Fees for the period ended January 31, 2024 are disclosed in the Statement of Operations.

The Sub-Adviser serves as the investment sub-adviser to the Funds, pursuant to a sub-advisory agreements between the Adviser and the Sub-Adviser with respect to the Funds (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of each Fund’s portfolio, including determining the securities purchased and sold by a Fund, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated and paid monthly, at an annual rate of 0.02% of each Fund’s average daily net assets (the “Sub-Advisory Fee”).

The Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses incurred by Residential REIT ETF except for the Sub-Advisory Fee payable to the Sub-Adviser and Excluded Expenses. For assuming the payment obligations for Residential REIT ETF, the Adviser has agreed to pay the Sub-Adviser the profits, if any, generated by Residential REIT ETF’s unitary management fees. The Sub-Adviser has agreed to assume a portion of the Adviser’s obligation to pay all expenses incurred by the Intelligent Real Estate ETF, except for the sub-advisory fee payable to the Sub-Adviser and Excluded Expenses. For assuming the payment obligations for a portion of the Intelligent Real Estate ETF’s expenses, the Adviser has agreed to pay the Sub-Adviser a corresponding share of profits, if any, generated by the Intelligent Real Estate ETF’s unitary management fees. Expenses incurred by each Fund and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is the Funds’ administrator and an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

Note 5 – PURCHASES AND SALES OF SECURITIES

For the period ended January 31, 2024, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were as follows:

Fund	Purchases	Sales
Intelligent Real Estate ETF	$1,793,089	$1,776,371
Residential REIT ETF	2,173,543	2,123,119

For the period ended January 31, 2024, there were no purchases or sales of long-term U.S. government securities for the Funds.

For the period ended January 31, 2024, in-kind transactions associated with creations and redemptions for the Funds were as follows:

Fund	Purchases	Sales
Intelligent Real Estate ETF	$3,515,278	$—
Residential REIT ETF	1,079,731	2,672,804

Armada ETFs

24

NOTES TO FINANCIAL STATEMENTS January 31, 2024 (Continued)

Note 6 – Income Taxes And Distributions To Shareholders

The tax character of distributions paid during the period ended January 31, 2024 and the period ended January 31, 2023, were as follows:

Fund	Distributions paid from:	January 31, 2024	January 31, 2023
Intelligent Real Estate ETF	Ordinary income	$49,284	$—
Intelligent Real Estate ETF	Return of Capital	$16,350	$—
Residential REIT ETF	Ordinary income	$75,134	$43,464
Residential REIT ETF	Long-term Capital Gain	$—	$16,677
Residential REIT ETF	Return of Capital	$30,774	$—

As of January 31, 2024, the components of distributable (accumulated) earnings (losses) on a tax basis were as follows:

	Intelligent Real Estate ETF	Residential REIT ETF
Cost of investments(1)	$3,509,890	$2,426,505
Gross tax unrealized appreciation	36,259	90,942
Gross tax unrealized depreciation	(191,550)	(283,238)
Net tax unrealized appreciation (depreciation)	(155,291)	(192,296)
Undistributed ordinary income (loss)	—	—
Undistributed long-term capital gain (loss)	—	—
Total distributable earnings	—	—
Other accumulated gain (loss)	(49,246)	(449,721)
Total distributable (accumulated) earnings (losses)	$(204,537)	$(642,017)

(1)The difference between book and tax-basis cost of investments was attributable primarily to the treatment of wash sales.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late year losses), and within the taxable year, are deemed to arise on the first business day of the Funds’ next taxable year. As of the fiscal year ended January 31, 2024, the Funds had no late year losses and Residential REIT ETF did not defer any post-October losses. As of the most recent fiscal period ended January 31, 2024, Intelligent Real Estate had deferred short-term post October losses of $49,246. As of the most recent fiscal year ended January 31, 2024, the Residential REIT ETF had short-term capital loss carryovers of $20,478, which do not expire, and long-term capital loss carryovers of $429,243. As of the most recent fiscal period ended January 31, 2024, the Intelligent Real Estate ETF had no short-term capital loss carryovers and no long-term capital loss carryovers.

Note 7 – Share Transactions

Shares of the Residential REIT ETF and the Intelligent Real Estate ETF are listed and traded on the CBOE BZX Exchange, Inc. and The Nasdaq Stock Market, LLC, respectively. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds are $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders

Armada ETFs

25

if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Fund for transaction costs associated with cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

Note 8 – Recent Market Events

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, significant conflict between Israel and Hamas in the Middle East, and the impact of COVID-19. The global recovery from COVID-19 may last for an extended period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. The Middle East conflict has led to significant loss of life, damaged infrastructure and escalated tensions both in the region and globally. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

Note 9 – Subsequent Events

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Fund has determined that there are no subsequent events that would need to be recorded to or disclosed in the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS January 31, 2024 (Continued)

Armada ETFs

26

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Armada ETFs and
Board of Trustees of Tidal ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Intelligent Real Estate ETF (formerly Private Real Estate Strategy via Liquid REITs ETF) and Residential REIT ETF (formerly Residential REIT Income ETF) (the “Funds”), each a series of Tidal ETF Trust, as of January 31, 2024, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of January 31, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statement(s) of Changes in Net Assets	Financial Highlights
Intelligent Real Estate ETF	For the period from June 12, 2023 (commencement of operations) through January 31, 2024
Residential REIT ETF	For the year ended January 31, 2024	For the year ended January 31, 2024 and for the period from February 28, 2022 (commencement of operations) through January 31, 2023

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Tidal Investments LLC’s investment companies since 2020.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin
March 29, 2024

Armada ETFs

27

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of the Fund shares, and (2) ongoing costs, including management fees of the Funds. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from August 1, 2023 to January 31, 2024.

Actual Expenses

The first line of the following tables provides information about actual account values and actual expenses. The examples include, but are not limited to, unitary fees. However, the examples do not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Funds’ shares. Therefore, the second line of the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Intelligent Real Estate ETF

	Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Expenses Paid During the Period August 1, 2023 – January 31, 2024(1)
Actual	$1,000.00	$957.60	$2.91
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.23	$3.01

(1)The expenses are equal to the Fund’s annualized net expense ratio of 0.59%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent six-month period).

Residential REIT ETF

	Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Expenses Paid During the Period August 1, 2023 – January 31, 2024(2)
Actual	$1,000.00	$986.00	$3.00
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.18	$3.06

(2)The expenses are equal to the Fund’s annualized net expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent six-month period).

EXPENSE EXAMPLES For the Six-Months Ended January 31, 2024 (Unaudited)

Armada ETFs

28

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (“Rule 22e-4”), Tidal ETF Trust (the “Trust”), on behalf of its series, the Intelligent Real Estate ETF and Residential REIT ETF (the “Funds”), has adopted and implemented a liquidity risk management program (the “Program”). The Program seeks to promote effective liquidity risk management for the Fund and to protect the Funds shareholders from dilution of their interests. The Trust’s Board of Trustees (the “Board”) has approved the designation of Tidal Investments LLC, each Fund’s investment adviser, as the program administrator (the “Program Administrator”). The Program Administrator has further delegated administration of the Program to a member of its compliance team. The Program Administrator has also delegated certain responsibilities under the Program to the investment sub-adviser of the Funds; however, the Program Administrator remains responsible for the overall administration and operation of the Program. The Program Administrator is required to provide a written annual report to the Board regarding the adequacy and effectiveness of the Program, including the operation of the highly liquid investment minimum, if applicable, and any material changes to the Program.

On August 24, 2023, the Board reviewed the Program Administrator’s written annual report for the period October 1, 2022 through June 30, 2023 (the “Report”). The Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. The risk is managed by monitoring the degree of liquidity of a fund’s investments, limiting the amount of illiquid investments and utilizing various risk management tools and facilities available to a fund, among other means. The Trust has engaged the services of ICE Data Services, Inc., a third-party vendor, to provide daily portfolio investment classification services to assist in the Program Administrator’s assessment. The Report noted that no highly liquid investment minimum is required for the Funds because the Funds qualify as primarily highly liquid funds (as defined under Rule 22e-4).The Report noted that there were no breaches of the restrictions on acquiring or holding greater than 15% illiquid investments of the Fund during the review period. The Report confirmed that each Fund’s investment strategies remained appropriate for an open-end fund and that the Funds were able to meet requests for redemptions without significant dilution of remaining investors’ interests in the Funds. The Report noted that no material changes had been made to the Program during the review period. The Program Administrator determined that the Program complies with the requirements of Rule 22e-4 and is reasonably designed and operating effectively.

Armada ETFs

29

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

Name, Address and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(3)	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees(1)
Mark H.W. Baltimore c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1967	Trustee	Indefinite term; since 2018	Co-Chief Executive Officer, Global Rhino, LLC (asset management consulting firm) (since 2018); Chief Business Development Officer, Joot (asset management compliance services firm) (since 2019); Chief Executive Officer, Global Sight, LLC (asset management distribution consulting firm) (2016 to 2018).	39	None
Dusko Culafic c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1958	Trustee	Indefinite term; since 2018	Retired (since 2018); Senior Operational Due Diligence Analyst, Aurora Investment Management, LLC (2012 to 2018).	39	None
Eduardo Mendoza c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1966	Trustee	Indefinite term; since 2018	Chief Financial Officer (since 2022), Executive Vice President - Head of Capital Markets & Corporate Development (since 2019), Advisor (2017 to 2019), Credijusto (financial technology company).	39	None
Interested Trustee and Executive Officer
Eric W. Falkeis(2) c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1973	President, Principal Executive Officer, Interested Trustee, and Chairman	President and Principal Executive Officer since 2019, Indefinite term; Interested Trustee, and Chairman, since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018).	39

Trustee, Tidal Trust II (60 funds) (since 2022);

Independent Director,

Muzinich BDC, Inc.

(since 2019); Trustee,

Professionally

Managed Portfolios

(27 series) (since

2011); Interested

Trustee, Direxion

Funds, Direxion

Shares ETF Trust,

and Direxion

Insurance Trust

(2014–2018).

Armada ETFs

30

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Name, Address and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (3)	Other Directorships Held by Trustee During Past 5 Years
Executive Officers
Aaron J. Perkovich c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2022

Head of Fund Administration (since 2023), Fund Administration Manager (2022 to 2023), Tidal ETF Services LLC; Assistant Director – Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).

				Not Applicable	Not Applicable
William H. Woolverton, Esq c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1951	Chief Compliance Officer and AML Compliance Officer	AML Compliance Officer since 2023, Indefinite term; Chief Compliance Officer since 2021, Indefinite term

Chief Compliance Officer (since 2023), Compliance Advisor (2022 to 2023), Tidal Investments LLC; Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Senior Compliance Advisor, Cipperman Compliance Services, LLC (2020 to 2022); Operating Partner, Altamont Capital Partners (private equity firm) (since 2021); Managing Director and Head of Legal - US, Waystone (global governance solutions) (2016 to 2019).

				Not Applicable	Not Applicable
Ally L. Mueller c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1979	Vice President	Indefinite term; since 2023	Head of ETF Launches and Client Success (since 2023), Head of ETF Launches and Finance Director (2019 to 2023), Tidal ETF Services LLC.	Not Applicable	Not Applicable
Lissa M. Richter c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1979	Secretary	Indefinite term; since 2023	ETF Regulatory Manager (since 2021), Tidal ETF Services LLC; Senior Paralegal, Rafferty Asset Management, LLC (2013 to 2020); Senior Paralegal, Officer, U.S Bancorp Fund Services LLC (2005 to 2013).	Not Applicable	Not Applicable
Melissa Breitzman c/o Tidal ETF Services, LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1983	Assistant Treasurer	Indefinite term; since 2023	Fund Administration Manager, Tidal ETF Services LLC (since 2023); Assistant Vice President, U.S Bancorp Fund Services, LLC (2005 to 2023).	Not Applicable	Not Applicable

(1)All Independent Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).

(2)Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman, and Chief Executive Officer of Tidal ETF Services LLC, a Tidal Financial Group company and an affiliate of the Adviser.

(3)The Trust, as of the date of this shareholder report, offers for sale to the public 39 of the 53 funds registered with the SEC.

Armada ETFs

31

QUALIFIED DIVIDEND INCOME/DIVIDENDS REDUCTION DEDUCTION (Unaudited)

For the year ended January 31, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Intelligent Real Estate ETF	1.38%
Residential REIT ETF	3.51%

For corporate shareholder, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended January 31, 2024, was as follows:

Intelligent Real Estate ETF	0.75%
Residential REIT ETF	1.02%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distribution under Internal Revenue Section 871(k)(2)(c) for the year ended January 31, 2024, was as follows:

Intelligent Real Estate ETF	11.14%
Residential REIT ETF	0.00%

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities are available upon request without charge, by calling (800) 693-8288 or by accessing the Funds’ website at www.armadaetfs.com. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-months ending June 30 is available upon request without charge by calling (800) 693-8288 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds’ portfolio holdings are posted on the Funds’ website daily at www.armadaetfs.com. The Funds file their complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling (800) 693-8288. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily NAV is available, without charge, on the Funds’ website at www.armadaetfs.com.

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (800) 693-8288. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Funds’ website at www.armadaetfs.com.

ADDITIONAL INFORMATION

Investment Adviser

Tidal Investments LLC
(f/k/a Toroso Investments, LLC)
234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204

Investment Sub-Adviser

Armada ETF Advisors LLC
2 Enterprise Drive, Suite 406
Shelton, Connecticut 06484

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 N. Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Fund Administrator

Tidal ETF Services LLC
234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204

Transfer Agent, Fund Accountant and Fund Sub-Administrator

U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Information
Fund	Ticker	CUSIP
Intelligent Real Estate ETF	REAI	886364397
Residential REIT ETF	HAUS	886364587

(b)	Not applicable

Item 2.  Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3.  Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Dusko Culafic is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Intelligent Real Estate ETF

	FYE 1/31/2024	FYE 1/31/2023
Audit Fees	$12,500	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$4,000	N/A
All Other Fees	N/A	N/A

Residential REIT ETF

	FYE 1/31/2024	FYE 1/31/2023
Audit Fees	$12,500	$12,500
Audit-Related Fees	N/A	N/A
Tax Fees	$4,000	$4,000
All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 1/31/2024	FYE 1/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 1/31/2024	FYE 1/31/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a)	The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Dusko Culafic, Eduardo Mendoza, and Mark H.W. Baltimore.

(b) Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal ETF Trust

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date:	April 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date:	April 5, 2024

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	April 5, 2024

* Print the name and title of each signing officer under his or her signature.